Financial instruments and fair value measurement - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Currency risk sensitivity [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	11.00%	12.00%
Interest rate sensitivity [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	1.30%	1.20%
Commodity price sensitivity [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total gains and losses recognised in statement of income, assets	$ (191)	$ 370
The amount of increase (decrease) in the fair value of asset	(167)	416
Extrapolation approach [Member] | Level 3 [Member] | Certain earn-out agreements [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
The amount of increase (decrease) in the fair value of asset	$ 300	$ 500